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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Andor Capital Management, L.L.C.
Address:          1 American Lane
                  3rd Floor
                  Greenwich, CT 06831

Form 13F File Number:      028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin E. O'Brien
Title:            General Counsel
Phone:            203-742-7200

Signature, Place, and Date of Signing:

/s/ Kevin E. O'Brien                               GREENWICH, CT                                AUGUST 9, 2007
---------------------------                 ---------------------------                 ---------------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          0
                                                           ------------------

Form 13F Information Table Entry Total:                                    47
                                                           ------------------

Form 13F Information Table Value Total:                            $2,225,472
                                                           ------------------
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ---------         ------------------------           ------------------
         None.

                                            Andor Capital Management LLC
                                             Form 13F Information Table
                                             Quarter ended June 30, 2007

                                                                           INVESTMENT DISCRETION            VOTING AUTHORITY
                                            FAIR MARKET SHARES OR
                            TITLE   CUSIP      VALUE    PRINCIPAL SH/ PUT/       SHARED   SHARED  OTHER
ISSUER                    OF CLASS  NUMBER (IN THOUSANDS) AMOUNT  PRN CALL SOLE  DEFINED  OTHER  MANAGERS   SOLE   SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
3COM CORP                    COM  885535104        $68     16,500 SH      SOLE                             16,500
-------------------------------------------------------------------------------------------------------------------------------
ACTIVISION INC               COM  004930202    $11,949    640,000 SH      SOLE                            640,000
-------------------------------------------------------------------------------------------------------------------------------
ADOBE SYS INC                COM  00724F101    $64,963  1,618,000 SH      SOLE                          1,618,000
-------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVIC ES INC  COM  007903107     $2,460    172,000 SH      SOLE                            172,000
-------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES INC      COM  00971T101   $127,972  2,631,000 SH      SOLE                          2,631,000
-------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL SAB DE CV      ADRS 02364W105    $59,762    965,000 SH      SOLE                            965,000
-------------------------------------------------------------------------------------------------------------------------------
APPLE INC                    COM  037833100   $181,962  1,491,000 SH      SOLE                          1,491,000
-------------------------------------------------------------------------------------------------------------------------------
ATHEROS COMMUNICATIONS INC   COM  04743P108    $21,866    709,000 SH      SOLE                            709,000
-------------------------------------------------------------------------------------------------------------------------------
AVAYA INC                    COM  053499109       $786     46,694 SH      SOLE                             46,694
-------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC            COM  17275R102   $162,254  5,826,000 SH      SOLE                          5,826,000
-------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECHNOLOGY
SOLUTION                     COM  192446102    $69,375    925,000 SH      SOLE                            925,000
-------------------------------------------------------------------------------------------------------------------------------
CORNING INC                  COM  219350105    $53,834  2,107,000 SH      SOLE                          2,107,000
-------------------------------------------------------------------------------------------------------------------------------
CREE INC                     COM  225447101     $7,471    289,000 SH      SOLE                            289,000
-------------------------------------------------------------------------------------------------------------------------------
CTRIP.COM INTERNATIONAL
LTD A                        ADRS 22943F100    $20,601    262,000 SH      SOLE                            262,000
-------------------------------------------------------------------------------------------------------------------------------
DELL INC                     COM  24702R101    $17,558    615,000 SH      SOLE                            615,000
-------------------------------------------------------------------------------------------------------------------------------
EQUINIX INC                  COM  29444U502    $25,520    279,000 SH      SOLE                            279,000
-------------------------------------------------------------------------------------------------------------------------------
EURONET WORLDWIDE INC        COM  298736109    $14,697    504,000 SH      SOLE                            504,000
-------------------------------------------------------------------------------------------------------------------------------
FIRST SOLAR INC              COM  336433107    $35,627    399,000 SH      SOLE                            399,000
-------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                   COM  38259P508   $216,189    413,600 SH      SOLE                            413,600
-------------------------------------------------------------------------------------------------------------------------------



                                                                           INVESTMENT DISCRETION            VOTING AUTHORITY
                                            FAIR MARKET SHARES OR
                            TITLE   CUSIP      VALUE    PRINCIPAL SH/ PUT/       SHARED   SHARED  OTHER
ISSUER                    OF CLASS  NUMBER (IN THOUSANDS) AMOUNT  PRN CALL SOLE  DEFINED  OTHER  MANAGERS   SOLE   SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
HOME INNS & HOTELS MGMT INC  ADRS 43713W107    $22,032    684,000 SH      SOLE                            684,000
-------------------------------------------------------------------------------------------------------------------------------
ICICI BANK LTD SPON          ADRS 45104G104    $81,884  1,666,000 SH      SOLE                          1,666,000
-------------------------------------------------------------------------------------------------------------------------------
INTEGRATED SILICON SOLUTION  COM  45812P107       $630    100,000 SH      SOLE                            100,000
-------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC         COM  48203R104    $11,956    475,000 SH      SOLE                            475,000
-------------------------------------------------------------------------------------------------------------------------------
LAM RESH CORP                COM  512807108     $8,635    168,000 SH      SOLE                            168,000
-------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC   COM  52729N100   $176,278 30,133,000 SH      SOLE                         30,133,000
-------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTERNATIONALINC CL  COM  529771107     $7,643    155,000 SH      SOLE                            155,000
-------------------------------------------------------------------------------------------------------------------------------
LSI CORPORATION              COM  502161102       $250     33,319 SH      SOLE                             33,319
-------------------------------------------------------------------------------------------------------------------------------
MEMC ELECTRONIC MATERIALS
INC                          COM  552715104    $84,835  1,388,000 SH      SOLE                          1,388,000
-------------------------------------------------------------------------------------------------------------------------------
METROPCS COMMUNICATIONS INC  COM  591708102    $17,842    540,000 SH      SOLE                            540,000
-------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP               COM  594918104    $58,793  1,995,000 SH      SOLE                          1,995,000
-------------------------------------------------------------------------------------------------------------------------------
MINDRAY MED INTL LTD ADR     ADRS 602675100    $22,073    723,000 SH      SOLE                            723,000
-------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC                 COM  620076109     $5,310    300,000 SH      SOLE                            300,000
-------------------------------------------------------------------------------------------------------------------------------
NETWORK APPLIANCE INC        COM  64120L104    $53,885  1,846,000 SH      SOLE                          1,846,000
-------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC                COM  62913F201    $21,315    264,000 SH      SOLE                            264,000
-------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP                  COM  67066G104    $16,489    399,147 SH      SOLE                            399,147
-------------------------------------------------------------------------------------------------------------------------------
OPSWARE INC                  COM  68383A101    $11,402  1,199,000 SH      SOLE                          1,199,000
-------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                 COM  747525103   $108,432  2,499,000 SH      SOLE                          2,499,000
-------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP                 COM  747906204       $571    180,000 SH      SOLE                            180,000
-------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD       COM  760975102   $233,788  1,169,000 SH      SOLE                          1,169,000
-------------------------------------------------------------------------------------------------------------------------------
SANDISK CORP                 COM  80004C101   $109,430  2,236,000 SH      SOLE                          2,236,000
-------------------------------------------------------------------------------------------------------------------------------



                                                                           INVESTMENT DISCRETION            VOTING AUTHORITY
                                            FAIR MARKET SHARES OR
                            TITLE   CUSIP      VALUE    PRINCIPAL SH/ PUT/       SHARED   SHARED  OTHER
ISSUER                    OF CLASS  NUMBER (IN THOUSANDS) AMOUNT  PRN CALL SOLE  DEFINED  OTHER  MANAGERS   SOLE   SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
SUNTECH PWR HLDGS CO LTD     ADRS 86800C104    $36,178    992,000 SH      SOLE                            992,000
-------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                  COM  879664100     $1,076    100,000 SH      SOLE                            100,000
-------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC              COM  887317105     $2,840    135,000 SH      SOLE                            135,000
-------------------------------------------------------------------------------------------------------------------------------
TRIDENT MICROSYSTEMS INC     COM  895919108     $5,505    300,000 SH      SOLE                            300,000
-------------------------------------------------------------------------------------------------------------------------------
WESTELL TECHNOLOGIES INC     COM  957541105       $209     80,000 SH      SOLE                             80,000
-------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP         COM  958102105    $13,371    691,000 SH      SOLE                            691,000
-------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                    COM  984332106    $17,906    660,000 SH      SOLE                            660,000
-------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE                     $2,225,472
(in thousands)

